Vanguard Global Credit Bond Fund
Supplement Dated January 31, 2023 to the Prospectus and Summary Prospectus Dated February 25, 2022
Important Changes to Vanguard Global Credit Bond Fund (the Fund)

Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Fund.

Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.

The Fund’s investment objective, strategies, and policies remain unchanged.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 2025A 012023

Vanguard Charlotte Funds

Supplement Dated January 31, 2023, to the Statement of Additional Information Dated February 25, 2022
Important Changes to Vanguard Global Credit Bond Fund (the Fund)

Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Fund.

Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.

The Fund’s investment objective, strategies, and policies remain unchanged.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1231B 012023